Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Property, plant and equipment
Cost	$ 1,251.9	$ 1,228.9	$ 1,168.9
Accumulated depreciation	(586.4)	(521.2)	(458.3)
Property, Plant and Equipment, Net, Total	665.5	707.7	710.6
Changes in net book value:
Capital expenditure	35.8	50.3
Retirements and sales	(0.3)	(0.7)
Depreciation	(65.2)	(62.9)
Impairment charge	(14.3)
Foreign currency translation adjustments	1.8	10.4
Property, Plant and Equipment, Gross, Period Increase (Decrease), Total	(42.2)	(2.9)
Land [Member]
Property, plant and equipment
Cost	18.3	18.3	18.1
Accumulated depreciation
Property, Plant and Equipment, Net, Total	18.3	18.3	18.1
Changes in net book value:
Capital expenditure		0.2
Retirements and sales
Depreciation
Impairment charge
Foreign currency translation adjustments
Property, Plant and Equipment, Gross, Period Increase (Decrease), Total		0.2
Buildings [Member]
Property, plant and equipment
Cost	209.6	209.6	205.2
Accumulated depreciation	(75.3)	(66.5)	(57.0)
Property, Plant and Equipment, Net, Total	134.3	143.1	148.2
Changes in net book value:
Capital expenditure		4.4
Retirements and sales
Depreciation	(8.8)	(9.5)
Impairment charge
Foreign currency translation adjustments
Property, Plant and Equipment, Gross, Period Increase (Decrease), Total	(8.8)	(5.1)
Machinery and Equipment [Member]
Property, plant and equipment
Cost	982.3	966.5	897.9
Accumulated depreciation	(511.1)	(454.7)	(401.3)
Property, Plant and Equipment, Net, Total	471.2	511.8	496.6
Changes in net book value:
Capital expenditure	28.6	58.9
Retirements and sales	(0.3)	(0.7)
Depreciation	(56.4)	(53.4)
Impairment charge	(14.3)
Foreign currency translation adjustments	1.8	10.4
Property, Plant and Equipment, Gross, Period Increase (Decrease), Total	(40.6)	15.2
Construction in Progress [Member]
Property, plant and equipment
Cost	41.7	34.5	47.7
Accumulated depreciation
Property, Plant and Equipment, Net, Total	41.7	34.5	47.7
Changes in net book value:
Capital expenditure	7.2	(13.2)
Retirements and sales
Depreciation
Impairment charge
Foreign currency translation adjustments
Property, Plant and Equipment, Gross, Period Increase (Decrease), Total	$ 7.2	$ (13.2)